Cash Paid for Interest and Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest	$ 1,762	$ 1,857
Income taxes	$ 554	$ 1,682